Finance debt (Policies)	12 Months Ended
Dec. 31, 2021
Finance Debt
Accounting policy for loans and finance debt

32.6.	Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.

Regarding the interest rate benchmark reform (Interbank offered rate - IBOR Reform), the company continues to monitor the standards of the regulatory authorities, as well as the measures that have been adopted, aiming at adapting the various financial instruments to the new benchmarks. Petrobras and its subsidiaries have debts indexed to Libor, corresponding to 32% of total finance debt (see note 32.3).